Business segment information - Distribution of Income from Operations, Excluding Restructuring by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	$ 108,401	$ 110,044	$ 289,730	$ 318,080
Ireland
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	81,800	82,529	212,479	231,202
Rest of Europe
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	4,713	10,234	22,529	21,747
U.S.
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	14,399	11,975	37,667	45,382
Rest of World
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	$ 7,489	$ 5,306	$ 17,055	$ 19,749